Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000025652 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000025652 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000025652 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000025652 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000025652 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000025652 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000025652 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000025652 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000025652 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000025652 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025653 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000025653 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000025653 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000025653 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000025653 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000025653 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000025653 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000025653 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000025653 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000025653 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025646 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000025646 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000025646 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000025646 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000025646 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000025646 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000025646 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000025646 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000025646 | Other
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000025646 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000025647 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000025647 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000025647 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000025647 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000025647 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000025647 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000025647 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000025647 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000025647 | Other
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000025647 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000025655 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000025655 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000025655 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000025655 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000025655 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000025655 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000025655 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000025655 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000025655 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000025655 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000128923 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000128923 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000128923 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000128923 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000128923 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000128923 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000128923 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000128923 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000128923 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000128923 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000025649 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000025649 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000025649 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000025649 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000025649 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000025649 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000025649 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000025649 | Other
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000025649 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000025649 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000025650 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000025650 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000025650 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000025650 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000025650 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000025650 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000025650 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000025650 | Other
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000025650 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000025650 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000025640 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000025640 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000025640 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000025640 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000025640 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000025640 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000025640 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025640 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000025640 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000025640 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000025641 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000025641 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000025641 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000025641 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000025641 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000025641 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000025641 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000025641 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000025641 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000025641 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000025643 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000025643 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000025643 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000025643 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	51.30%
C000025643 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000025643 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000025643 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000025643 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000025643 | Money Market Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000025644 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000025644 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000025644 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000025644 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	51.30%
C000025644 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000025644 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000025644 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000025644 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000025644 | Money Market Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000025633 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000025633 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000025633 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000025633 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000025633 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000025633 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000025633 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000025633 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000025633 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000025633 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000025634 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000025634 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000025634 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000025634 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000025634 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000025634 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000025634 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000025634 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000025634 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000025634 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000138559 | Underlying Fund
Holdings [Line Items]
Percent of Net Asset Value	86.90%
C000138559 | Exchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000138559 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000138560 | Underlying Fund
Holdings [Line Items]
Percent of Net Asset Value	86.90%
C000138560 | Exchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000138560 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000141036 | Underlying Fund
Holdings [Line Items]
Percent of Net Asset Value	86.90%
C000141036 | Exchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000141036 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000133600 | Developed markets ex US Equity
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Percent of Net Long Exposure	11.40%
Percent of Net Short Exposure	0.00%
C000133600 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Percent of Net Long Exposure	30.50%
Percent of Net Short Exposure	0.00%
C000133600 | Cash and Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	74.90%
Percent of Net Long Exposure	101.20%
Percent of Net Short Exposure	26.30%
C000133600 | US Equity
Holdings [Line Items]
Percent of Net Asset Value	52.90%
Percent of Net Long Exposure	52.90%
Percent of Net Short Exposure	0.00%
C000110307 | Developed markets ex US Equity
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Percent of Net Long Exposure	11.40%
Percent of Net Short Exposure	0.00%
C000110307 | Long-Term Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Percent of Net Long Exposure	30.50%
Percent of Net Short Exposure	0.00%
C000110307 | Cash and Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	74.90%
Percent of Net Long Exposure	101.20%
Percent of Net Short Exposure	26.30%
C000110307 | US Equity
Holdings [Line Items]
Percent of Net Asset Value	52.90%
Percent of Net Long Exposure	52.90%
Percent of Net Short Exposure	0.00%
C000128922 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000128922 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000128922 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000128922 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000128922 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000128922 | Asset- Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000128922 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000128922 | Foreign Bond
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000128922 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000025636 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000025636 | Investment Company
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000025636 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000025636 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000025636 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000025636 | Asset- Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000025636 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025636 | Foreign Bond
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000025636 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000133599 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000133599 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000133599 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000025638 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000025638 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000025638 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.80%